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NVIT Mellon Dynamic U.S. Equity Income Fund
FUND SUMMARY: NVIT MELLON DYNAMIC U.S. EQUITY INCOME FUND (formerly, American Century NVIT Multi Cap Value Fund)
Objective
The NVIT Mellon Dynamic U.S. Equity Income Fund seeks capital appreciation, and secondarily current income.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NVIT Mellon Dynamic U.S. Equity Income Fund		Class I Shares	Class II Shares	Class Y Shares
Management Fees		0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) Fees		none	0.25%	none
Other Expenses		0.33%	0.33%	0.08%
Total Annual Fund Operating Expenses		0.90%	1.15%	0.65%
Fee Waiver/Expense Reimbursement	[1]	none	(0.08%)	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.90%	1.07%	0.65%
[1]	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.08% of the Distribution and/or Service (12b-1) Fees for Class II shares until April 30, 2021. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - NVIT Mellon Dynamic U.S. Equity Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I Shares	92	287	498	1,108
Class II Shares	109	357	625	1,390
Class Y Shares	66	208	362	810

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.24% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to provide investors with capital appreciation, and secondarily current income, by outperforming the Russell 1000® Value Index over a full market cycle while maintaining a similar level of market risk as the index. To achieve this goal, the Fund’s subadviser seeks to identify and construct the most optimal portfolio that targets an equity-like level of volatility by allocating assets among equity securities, bonds, and money market instruments. The Fund may obtain equity exposure from the performance of equity and bond indexes through the use of futures contracts and options on equity index and bond futures contracts. Futures and options are derivatives and expose the Fund to leverage.

The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of U.S. issuers, primarily common stocks. Equity securities also may include preferred stocks, convertible securities and derivatives the value of which are linked to equity securities of U.S. issuers. The Fund also may invest up to 20% of its net assets in securities of foreign companies, which are companies organized under the laws of countries other than the United States. Although the Fund typically invests in seasoned issuers, it may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter.

The subadviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Russell 1000® Value Index, although the Fund may emphasize one or more particular sectors at times.

The Fund’s subadviser employs a value style of investing, focusing on dividend-paying stocks and other investments and investment techniques that provide income. In addition, the Fund may write (sell) covered call options to enhance returns and/or to limit volatility. The subadviser identifies potential investments through extensive quantitative and fundamental analysis, using a bottom-up approach that emphasizes three key factors:
  Value: quantitative screens track traditional measures, such as price-to-earnings, price-to-book and price-to-sales ratios, which are analyzed and compared against the market;
  Sound business fundamentals: a company's balance sheet and income data are examined to determine the company's financial history; and
  Positive business momentum: a company's earnings and forecast changes are analyzed and sales and earnings trends are reviewed to determine the company's financial condition or the presence of a catalyst that will trigger a price increase near- to mid-term.
In order to achieve additional exposure to equity markets, the Fund also purchases futures contracts on the S&P 500 Index and call options on such S&P 500 Index futures contracts.

Money market instruments serve primarily as “cover” for the Fund’s derivatives positions, although the subadviser also at times may allocate assets to money market instruments in order to hedge against equity market risk. Money market instruments are high-quality short-term debt securities issued by governments and corporations. The Fund obtains exposure to U.S. Treasury bonds by purchasing futures contracts on U.S. Treasury bonds included in the Bloomberg Barclays U.S. Long Treasury Index. The Fund also may purchase options on U.S. Treasury bond futures contracts. The Fund may use Treasury bond futures and options to hedge against equity market risks.

In determining what the subadviser believes to be the optimal allocation among equities, U.S. Treasury bonds and money market instruments, the subadviser uses estimates of future returns and volatility. When the subadviser believes that equity markets appear favorable, it uses leverage generated by futures and options to increase the Fund’s equity exposure. When equity markets appear to be unfavorable, the subadviser reduces the Fund’s equity exposure by allocating assets to Treasury bond index futures and/or money market instruments. By combining equity securities, futures on stock and bond indexes, call options and money market instruments in varying amounts, the subadviser may adjust the Fund’s overall equity exposure within a range of 80%–150% of the Fund’s net assets. The subadviser regularly reviews the Fund's investments and will consider selling an investment when the subadviser believes such investment is no longer attractive as a result of price appreciation or a change in risk profile, or because other available investments are considered to be more attractive.

The Fund is designed for investors seeking capital appreciation, and secondarily current income, by investing in a portfolio of equity and debt securities, and derivatives with investment characteristics similar to equity and debt securities, in order to achieve enhanced equity returns while maintaining a level of volatility risk that is similar to the Russell 1000® Value Index. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Leverage risk– leverage risk is a direct risk of investing in the Fund. Derivatives may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. The use of leverage may expose the Fund to losses in excess of the amounts invested. Further, the use of leverage may require the Fund to maintain assets as “cover,” maintain segregated asset accounts, or make margin payments, which might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. Certain derivatives provide the potential for investment gain or loss that may be several times greater than the change in the value of an underlying security, asset, interest rate, index or currency, resulting in the potential for a loss that may be substantially greater than the amount invested. Some leveraged instruments have the potential for unlimited loss, regardless of the size of the initial investment.

Derivatives risk– derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.

   Futures– the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

   Options– purchasing and selling options are highly specialized activities and entail greater-than-ordinary investment risks. When options are purchased over the counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. The Fund's ability to close out positions in exchange-listed options depends on the existence of a liquid market. Options that expire unexercised have no value.

Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.

Strategy risk– the subadviser’s strategy may cause the Fund to experience above-average short-term volatility. Accordingly, the Fund may be appropriate for investors who have a long investment time horizon and who seek long-term capital appreciation, and secondarily current income, while accepting the possibility of significant short-term, or even long-term, losses.

Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Value style risk– value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Dividend-paying stock risk– there is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Fund’s emphasis on dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

Convertible securities risk- the value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.

Preferred stock risk– a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. Preferred stocks often behave like debt securities, but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those of debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.

Initial public offering risk– availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like, which may adversely impact Fund performance. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

Sector risk– investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it may be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.

Fixed-income securities risk– investments in fixed-income securities, such as bonds, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase the Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.

Credit risk is the risk that the issuer of a bond may default if it is unable to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness also may affect the value of a bond. Prepayment and call risk is the risk that certain debt securities will be paid off by the issuer more quickly than anticipated. If this occurs, the Fund may be required to invest the proceeds in securities with lower yields.

Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.

Cash position risk– the Fund may hold significant positions in cash or money market instruments. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.

Quantitative analysis strategy risk– the success of the Fund's investment strategy may depend in part on the effectiveness of the subadviser's quantitative tools for screening securities. These strategies may incorporate factors that are not predictive of a security's value. Additionally, a previously successful strategy may become outdated or inaccurate, possibly resulting in losses.

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Effective April 1, 2020, Mellon Investments Corporation became the Fund's subadviser and implemented new principal investment strategies. If the Fund's current strategies and subadviser had been in place for the periods shown, the performance information would have been different.
Annual Total Returns – Class I Shares (Years Ended December 31,)

Highest Quarter:	12.34%	–	4th qtr of 2011
Lowest Quarter:	-13.88%	–	3rd qtr of 2011

The Fund has not commenced offering Class Y shares as of the date of this Prospectus. Therefore, historical performance for Class Y shares is based on the performance of Class I shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class I shares.
Average Annual Total Returns (For the Periods Ended December 31, 2019)
Average Annual Total Returns - NVIT Mellon Dynamic U.S. Equity Income Fund	1 year	5 years	10 years
Class I Shares	26.95%	7.59%	10.91%
Class II Shares	26.68%	7.39%	10.70%
Class Y Shares	26.95%	7.59%	10.91%
Russell 1000® Value Index (reflects no deduction for fees or expenses)	26.54%	8.29%	11.80%